Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Letters of Credit and Performance Bonds

In the normal course of business, the Company posts letters of credit and performance bonds related to our land development performance obligations with local municipalities. As of September 30, 2014 and December 31, 2013, we had $31.0 million and $3.0 million, respectively, in letters of credit and performance bonds issued and outstanding.

Litigation

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business, which consist primarily of construction defect claims. It is the opinion of management that if the claims have merit, parties other than the Company would be, at least in part, liable for the claims, and eventual outcome of these claims will not have a material adverse effect upon our consolidated financial condition, results of operations, or cash flows. When we believe that a loss is probable and estimable, we record a charge to selling, general, and administrative on our consolidated statement of operations for our estimated loss.

19. Commitments and Contingencies

Letters of Credit and Performance Bonds

In the normal course of business, the Company posts letters of credit and performance bonds related to our land development performance obligations, with local municipalities.  As of December 31, 2013 and 2012, we had $3.0 million and $1.1 million, respectively, in letters of credit and performance bonds issued and outstanding.

Land and Lot Option Purchase Agreements

The Company has entered into land and lot option purchase agreements with both related and unrelated parties to acquire land or lots for the construction of homes.  Under these agreements, the Company has paid earnest deposits in consideration for the right, but not the obligation, to purchase land or lots at a future point in time with predetermined terms.  Under the terms of the option purchase contracts, many of the option deposits are not refundable at the Company’s discretion.

	2013	2012
Option with related parties:
Earnest deposits	—	—
Number of lots	—	82
Average exercise price	$—	$42,000
Total required to exercise options (in thousands)	$—	$3,400
Option with unrelated parties:
Earnest deposits (in thousands)	$1,242	$500
Number of lots	499	237
Average exercise price	$63,044	$64,000
Total required to exercise options (in thousands)	$31,459	$15,200

Litigation

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business, which consist primarily of construction defect claims.  It is the opinion of management that if the claims have merit, parties other than the Company would be, at least in part, liable for the claims, and eventual outcome of these claims will not have a material adverse effect upon our consolidated financial condition, results of operations, or cash flows.  When we believe that a loss is probable and estimable, we record a charge to selling, general, and administrative on our consolidated statement of operations for our estimated loss.